Fair value measurement - Summary of carrying values and fair values of financial instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables
FINANCIAL LIABILITIES
Carrying value	$ 151.9	$ 154.2
Fair value	151.9	154.2
Long-term debt
FINANCIAL LIABILITIES
Carrying value	397.0	396.0
Fair value	404.0	406.0
Fuel hedge swap contracts
FINANCIAL LIABILITIES
Carrying value	0.0	1.1
Fair value	0.0	1.1
Rainy River gold stream obligation
FINANCIAL LIABILITIES
Carrying value	217.2	199.9
Fair value	217.2	199.9
New Afton
FINANCIAL LIABILITIES
Carrying value	0.0	543.4
Fair value	0.0	543.4
Cash and cash equivalents
FINANCIAL ASSETS
Carrying value	105.2	185.5
Fair value	105.2	185.5
Trade and other receivables
FINANCIAL ASSETS
Carrying value	25.0	16.6
Fair value	25.0	16.6
Provisionally priced contracts
FINANCIAL ASSETS
Carrying value	(0.5)	0.6
Fair value	(0.5)	0.6
Gold and copper swap contracts
FINANCIAL ASSETS
Carrying value	1.7	(0.9)
Fair value	1.7	(0.9)
Foreign exchange forward contracts
FINANCIAL ASSETS
Carrying value	0.0	3.2
Fair value	0.0	3.2
Investments
FINANCIAL ASSETS
Carrying value	5.1	7.1
Fair value	$ 5.1	$ 7.1